Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities Explanatory (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investee [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	$ 4,045	$ 5,998	$ 3,487
Future production costs	(1,349)	(1,570)	(857)
Future development costs	(515)	(520)	(524)
Future income tax expenses	(438)	(1,006)	(339)
Undiscounted future net cash flows	1,743	2,903	1,768
10 percent midyear annual discount for timing of estimated cash flows	(332)	(613)	(474)
Standardized measure of discounted future net cash flows	1,412	2,290	1,294
Consolidated Entities [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	536,397	602,866	445,332
Future production costs	(272,666)	(270,367)	(215,740)
Future development costs	(34,487)	(34,337)	(47,527)
Future income tax expenses	(86,044)	(111,613)	(63,262)
Undiscounted future net cash flows	143,200	186,549	118,803
10 percent midyear annual discount for timing of estimated cash flows	(55,010)	(75,244)	(53,361)
Standardized measure of discounted future net cash flows	88,190	111,305	65,442
Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	535,788	601,754	439,058
Future production costs	(272,381)	(269,942)	(213,037)
Future development costs	(34,346)	(34,119)	(46,731)
Future income tax expenses	(86,012)	(111,522)	(63,087)
Undiscounted future net cash flows	143,049	186,171	116,204
10 percent midyear annual discount for timing of estimated cash flows	(54,928)	(75,050)	(52,516)
Standardized measure of discounted future net cash flows	88,121	111,121	63,687
Oil and gas producing properties abroad [member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	609	1,112	6,274
Future production costs	(285)	(425)	(2,703)
Future development costs	(141)	(218)	(796)
Future income tax expenses	(31)	(91)	(175)
Undiscounted future net cash flows	152	379	2,600
10 percent midyear annual discount for timing of estimated cash flows	(83)	(194)	(845)
Standardized measure of discounted future net cash flows	69	185	1,755
Oil and gas producing properties abroad [member] | Consolidated Entities [member] | South America [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows	609	1,112	912
Future production costs	(285)	(425)	(412)
Future development costs	(141)	(218)	(147)
Future income tax expenses	(31)	(91)	(89)
Undiscounted future net cash flows	152	379	265
10 percent midyear annual discount for timing of estimated cash flows	(83)	(194)	(138)
Standardized measure of discounted future net cash flows	$ 69	$ 185	126
Oil and gas producing properties abroad [member] | Consolidated Entities [member] | North America [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [line items]
Future cash inflows			5,361
Future production costs			(2,291)
Future development costs			(649)
Future income tax expenses			(86)
Undiscounted future net cash flows			2,335
10 percent midyear annual discount for timing of estimated cash flows			(707)
Standardized measure of discounted future net cash flows			$ 1,628